Fair Value Hierarchy - Summary of Financial Instruments Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of Financial Instruments [Line Items]
FVPL	$ 130,667	$ 201,997
Amortized cost	1,193,577	893,625
Total	1,324,244	1,095,622
FVPL	(1,606)	(6,227)
Amortized cost	(883,521)	(652,242)
Total	(885,127)	(658,469)
Financial Assets
Disclosure of Financial Instruments [Line Items]
FVPL	12,559	129,319
Amortized cost	82,467
Total	95,026	129,319
Cash and Cash Equivalents
Disclosure of Financial Instruments [Line Items]
FVPL	88,214	53,490
Amortized cost	516,253	371,682
Total	604,467	425,172
Cash and Demand deposit
Disclosure of Financial Instruments [Line Items]
Amortized cost	516,253	371,682
Total	516,253	371,682
Money Market Fund and Others
Disclosure of Financial Instruments [Line Items]
FVPL	88,214	53,490
Total	88,214	53,490
Other Assets
Disclosure of Financial Instruments [Line Items]
FVPL	29,066	16,314
Amortized cost	4,645	7,186
Total	33,711	23,500
Trade and Other Receivables
Disclosure of Financial Instruments [Line Items]
Amortized cost	590,212	514,757
Total	590,212	514,757
Lease Liabilities
Disclosure of Financial Instruments [Line Items]
Amortized cost	(3,713)	(4,000)
Total	(3,713)	(4,000)
Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Amortized cost	(816,729)	(597,787)
Total	(816,729)	(597,787)
Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
FVPL	828	2,874
Total	828	2,874
FVPL	(1,606)	(6,227)
Total	(1,606)	(6,227)
Financial liabilities
Disclosure of Financial Instruments [Line Items]
Amortized cost	(63,079)	(50,455)
Total	(63,079)	(50,455)
Level 1
Disclosure of Financial Instruments [Line Items]
Total	100,773	182,809
Level 1 | Financial Assets
Disclosure of Financial Instruments [Line Items]
Total	12,559	129,319
Level 1 | Cash and Cash Equivalents
Disclosure of Financial Instruments [Line Items]
Total	88,214	53,490
Level 1 | Money Market Fund and Others
Disclosure of Financial Instruments [Line Items]
Total	88,214	53,490
Level 2
Disclosure of Financial Instruments [Line Items]
Total	29,894	19,188
Total	(1,606)	(6,227)
Level 2 | Other Assets
Disclosure of Financial Instruments [Line Items]
Total	29,066	16,314
Level 2 | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total	828	2,874
Total	$ (1,606)	$ (6,227)